OTHER LONG-TERM OBLIGATIONS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Environmental and remedial	CAD 10.7	CAD 4.2
Snowflake union pension liability	9.9	10.1
Accrued workers' compensation liability	4.6	0.0
Other	1.2	1.2
Other Liabilities, Noncurrent	CAD 26.4	CAD 15.5	CAD 8.8